RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS - ICMS PIS/ PASEP and Cofins credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Taxes included in noncurrent assets	R$ 1,615,655	R$ 1,687,032
Subsidiaries
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Taxes included in noncurrent assets	R$ 1,062,634	R$ 1,157,083